GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS
Schedule of Intangible assets

	December 31,
	2023	2022
Licenses	2,119	1,585
Trade name and trademark	333	370
Patents	412	412
Organization costs	225	225
Total gross value	3,089	2,592
Accumulated amortization for licenses	(1,038)	(863)
Accumulated amortization for trade name and trademark	(331)	(368)
Accumulated amortization for patents	(412)	(412)
Accumulated amortization for organization costs	(225)	(225)
Less: Total accumulated amortization	(2,005)	(1,868)
Total	1,084	725

Schedule of Intangible assets, annual estimated amortization expense

December 31,
2023
2024	205
2025	195
2026	192
2027	175
2028	88
2029 and thereafter	174
Total	1,029